Finance costs - Summary of financial costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense
Accrued interest on license fee payables	€ 17,282	€ 10,071	€ 6,772
Interest on loans and borrowings	22,121	22,160	9,864
Other interest expense	634	93	22
Other finance costs
Other finance costs	1,410	216
Total	€ 41,447	€ 32,540	€ 16,658